OTHER BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
OTHER BORROWINGS	OTHER BORROWINGS
A summary of other borrowings at December 31 follows:

	2025	2024
	(In thousands)
Advances from the FHLB	$77,000	$45,000
Other	3	9
Total	$77,003	$45,009
Borrowings with the FRB at both December 31, 2025 and 2024 were zero. Average borrowings with the FRB during the years ended December 31, 2025, 2024 and 2023 totaled $0.1 million, $0.2 million and $4.5 million, respectively. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $1.24 billion at December 31, 2025. Collateral for FRB borrowings are certain securities AFS, securities HTM, commercial loans and installment loans. Interest expense on borrowings with the FRB amounted to $0.004 million, $0.013 million and $0.188 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 125% to 165%, respectively, of outstanding advances as well as certain securities AFS, securities HTM and by the FHLB stock that we own. Unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) was $0.75 billion at December 31, 2025. Interest expense on advances amounted to $0.8 million, $2.0 million and $2.4 million for the years ended December 31, 2025, 2024 and 2023, respectively. During 2024 we exercised a call option and terminated a $50.0 million fixed rate advance with no penalty.
As a member of the FHLB, we must own FHLB stock equal to the greater of 0.10% of total assets or 4.5% of our outstanding advances and certain loans sold to the FHLB. At December 31, 2025, we were in compliance with the FHLB stock ownership requirements.
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2025		2024
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2030	$2,000	—%	$—
Total fixed rate advances	2,000	—	—

Variable Rate Advances
2025	—	—	45,000	4.48%
2026	75,000	3.79	—	—
Total variable rate advances	75,000	3.79	45,000

Total FHLB advances	$77,000	3.69%	$45,000	4.48%
Assets, consisting of securities AFS, securities HTM, FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $2.86 billion at December 31, 2025.